Accounts receivable, net (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts receivable, net
Accounts receivable, gross	142,543,972			110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)
Additional provision for bad debt		(9,817,494)
Disposal of film and television business	9,817,494
Balance at end of year		(9,817,494)
Accounts receivable, net	142,543,972		$ 17,702,192	110,286,428